Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense
Income tax expense for 2017, 2016 and 2015 consisted of the following:

	2017	2016	2015
	(Amounts in thousands)
Current tax expense:
Federal	$7,126	$6,826	$6,007
State	1,093	1,564	1,026
	8,219	8,390	7,033
Deferred tax expense (benefit)	4,170	305	(190)
Income tax expense	$12,389	$8,695	$6,843

Components of Net Deferred Tax Asset
The components of the net deferred tax asset at December 31, 2017, 2016 and 2015 were as follows:

	2017	2016	2015
	(Amounts in thousands)
Deferred tax assets:
Allowance for loan losses	$4,102	$5,845	$6,068
Depreciation	—	268	280
Supplemental Executive Retirement Plan ("SERP")	1,216	1,511	1,343
OREO writedowns	1,359	1,839	1,894
OTTI write down on securities	—	65	65
Nonaccrued interest	686	1,806	2,048
Partnership Income	—	76	71
Non-qualified stock options	26	25	—
Write-down on partnership investment	120	181	—
Unrealized loss	50	233	110
Accrued bonus	3	—	—
	7,562	11,849	11,879
Valuation allowance	(120)	(181)	—
Deferred tax Liabilities:
Depreciation	(173)	—	—
Partnership Income	(19)	—	—
Deferred loan costs	(830)	(922)	(951)
Net deferred tax asset	$6,420	$10,746	$10,928

Reconciliation of Effective Income Tax Rate with Statutory Federal Rate
A reconciliation of the Company’s effective income tax rate with the statutory federal rate for 2017, 2016 and 2015 is as follows:

	2017	2016	2015
	(Amounts in thousands)
At Federal statutory rate	$8,480	$9,397	$6,387
Adjustments resulting from:
State income taxes, net of Federal tax benefit	852	1,009	854
Non-controlling interest	11	(147)	(423)
Tax exempt income	(34)	(32)	(31)
BOLI	(228)	(246)	(121)
Stock compensation	(18)	—	—
Nondeductible expenses	3	1	4
Tax credit	—	(1,532)	—
Increase in Valuation reserve	—	164	—
Impact of Federal Tax Reform	3,204	—	—
Other	119	81	173
	$12,389	$8,695	$6,843